Consolidated statements of comprehensive loss - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Consolidated statement of comprehensive loss
Revenues	$ 1,300,100	$ 2,014,769	$ 3,531,055	$ 3,975,140	$ 7,350,946	$ 3,513,788	$ 2,417,173
Cost of sales	927,749	890,649	2,785,104	2,079,821	4,065,381	1,909,606	1,812,783
Gross profit	372,351	1,124,120	525,951	1,895,319	3,285,565	1,604,182	604,390
Expenses
Research and development	751,674	32,670	5,072,428	50,179	2,242,794	1,489,953
Office salaries and benefits	899,864	968,126	2,725,049	2,571,948	3,335,799	1,754,613	315,138
Selling and marketing expenses	620,015	356,660	1,760,596	1,496,935	1,972,306	1,086,057	238,389
Professional fees	1,234,357	571,452	2,814,576	2,452,900	3,590,816	1,633,477	671,788
Office and general	734,996	551,633	2,132,247	1,485,823	1,949,583	1,239,457	194,932
Share-based compensation	628,923	367,054	1,052,090	2,545,720	2,699,481	7,121,444	1,312,071
Depreciation	205,690	52,758	421,533	178,217	268,490	184,855	27,895
Net finance expense	(1,413,084)	99,608	(1,230,217)	213,419	223,660	2,256,392	108,400
Other income					(143,922)	(153,749)	(10,000)
Operating expense	3,669,418	2,978,074	17,317,875	10,908,265	16,139,007	16,612,499	2,858,613
Loss before tax	(3,297,067)	(1,853,954)	(16,791,924)	(9,012,946)	(12,853,442)	(15,008,317)	(2,254,223)
Income taxes
Current tax expense	(201,848)	86,078	(171,848)	52,257	182,854	131,403
Deferred tax expense (recovery)		7	(37,137)	724	75,489	(25,813)	21,309
Total income tax expense	(201,848)	86,085	(208,985)	52,981	258,343	105,590	21,309
Net loss for the period	(3,095,219)	(1,940,039)	(16,582,939)	(9,065,927)	(13,111,785)	(15,113,907)	(2,275,532)
Items of comprehensive income that will be subsequently reclassified to earnings:
Foreign currency translation differences for foreign operations, net of tax	38,580	(40,044)	395,415	3,782	309,105	388,566
Other comprehensive income (loss), net of tax	38,580	(40,044)	395,415	3,782	309,105	388,566
Total comprehensive loss for the period, net of tax	$ (3,056,639)	$ (1,980,083)	$ (16,187,524)	$ (9,062,145)	$ (12,802,680)	$ (14,725,341)	$ (2,275,532)
Weighted average shares outstanding, Basic	9,709,759	8,380,461	8,860,666	8,318,525	8,318,121	7,412,899	4,179,017
Weighted average shares outstanding, Diluted	9,709,759	8,380,461	8,860,666	8,318,525	8,318,121	7,412,899	4,179,017
Basic loss per share	$ (0.32)	$ (0.23)	$ (1.87)	$ (1.09)	$ (1.58)	$ (2.04)	$ (0.56)
Diluted loss per share	$ (0.32)	$ (0.23)	$ (1.87)	$ (1.09)	$ (1.58)	$ (2.04)	$ (0.56)